Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	2019	2018
Cost	$6,670,979	$6,937,062
Accumulated depreciation	(3,921,516)	(3,898,450)
	$2,749,463	$3,038,612
Rig equipment	2,510,505	2,745,172
Rental equipment	34,437	43,992
Other equipment	38,604	52,195
Vehicles	7,796	12,702
Buildings	56,834	65,561
Assets under construction	67,740	84,561
Land	33,547	34,429
	$2,749,463	$3,038,612

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2017	$6,034,166	$148,011	$244,950	$43,201	$127,385	$102,035	$33,886	$6,733,634
Additions	7,013	—	347	—	569	106,647	—	114,576
Disposals	(32,153)	(18,227)	(59,865)	(228)	(3,663)	—	(893)	(115,029)
Reclassifications	127,668	—	507	—	—	(128,175)	—	—
Reclassification to assets held for sale	(135,398)	—	—	—	—	—	—	(135,398)
Effect of foreign currency exchange differences	321,240	679	5,351	2,483	4,036	4,054	1,436	339,279
Balance, December 31, 2018	6,322,536	130,463	191,290	45,456	128,327	84,561	34,429	6,937,062
Additions	18,436	—	976	224	415	139,835	—	159,886
Disposals	(69,945)	(19,982)	(4,708)	(6,014)	(58)	—	—	(100,707)
Reclassifications	150,674	—	1,197	—	—	(151,871)	—	—
Asset decommissioning	(4,364)	—	—	—	—	—	—	(4,364)
Effect of foreign currency exchange differences	(307,954)	(174)	(3,436)	(1,160)	(2,507)	(4,785)	(882)	(320,898)
Balance, December 31, 2019	$6,109,383	$110,307	$185,319	$38,506	$126,177	$67,740	$33,547	$6,670,979

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2017	$3,210,384	$87,832	$178,390	$26,921	$56,283	$—	$—	$3,559,810
Depreciation expense	335,215	9,418	15,993	4,820	8,126	—	—	373,572
Disposals	(28,399)	(11,249)	(59,857)	(220)	(3,161)	—	—	(102,886)
Reclassification to assets held for sale	(115,740)	—	—	—	—	—	—	(115,740)
Effect of foreign currency exchange differences	175,904	470	4,569	1,233	1,518	—	—	183,694
Balance, December 31, 2018	3,577,364	86,471	139,095	32,754	62,766	—	—	3,898,450
Depreciation expense	289,056	7,473	13,023	3,521	7,663	—	—	320,736
Disposals	(33,929)	(17,933)	(3,274)	(4,768)	(58)	—	—	(59,962)
Asset decommissioning	(3,518)	—	—	—	—	—	—	(3,518)
Reversal of impairment of property, plant and equipment	(5,810)	—	—	—	—	—	—	(5,810)
Effect of foreign currency exchange differences	(224,285)	(141)	(2,129)	(797)	(1,028)	—	—	(228,380)
Balance, December 31, 2019	$3,598,878	$75,870	$146,715	$30,710	$69,343	$—	$—	$3,921,516

(a)	Asset Disposals

In addition to those items below, through the completion of normal course business operations, the Corporation sold used assets incurring gains or losses on disposal.

Mexico

In the second quarter of 2019, Precision concluded the sale of its Mexico-based drilling rigs and ancillary equipment, contained within its Contract Drilling Services segment, for total proceeds of US$48 million. Precision recognized a gain on asset disposal of US$24 million and reversed US$4 million of previous impairment charges.

Snubbing

In the second quarter of 2019, Precision disposed of certain snubbing units and related equipment, contained within the Completion and Production Services segment, for proceeds of $8 million resulting in a gain on asset disposal of $3 million.

(b)	Impairment Test

Precision reviews the carrying value of its long-lived assets at each reporting period for indications of impairment. The Corporation did not identify an indication of impairment within the Corporation’s CGUs as at December 31, 2019. Accordingly, no impairment tests were performed.

For the year ended December 31, 2018, impairment charges of $208 million were recorded against goodwill. Refer to Note 9 for discussion of impairment tests performed.

(c)	Decommissioned Drilling Rigs

In 2019, the Corporation incurred a $20 million (2018 – nil) loss on the decommissioning of certain drilling and ancillary equipment, contained within the Contract Drilling Services segment, that no longer met the Corporation’s High Performance technology standards. The decommissioning charge included those drilling rigs that were previously held for sale.

(d)	Change in Rig Components

In the fourth quarter of 2019, Precision performed its annual review of estimated useful lives, residual values and methods and components of depreciation of property, plant and equipment. Due to changes in the timing, nature and complexity of certain rig recertifications, the Corporation determined the associated costs represent a separate component of property, plant and equipment. This change has been recognized prospectively and is expected to increase the Corporation’s 2020 depreciation expense by approximately $3 million.